CONDENSED STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 20, 2026	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026
CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses		$ 659	$ 82,675		$ 119,944
Loss from operations		(659)	(82,675)		(119,944)
Other expense:
PIPE subscription expense	$ (100,000,000)		(100,000,000)		(100,000,000)
Change in fair value of PIPE subscription derivative liability			(37,942,000)		(37,942,000)
Total other expense			(137,942,000)		(137,942,000)
Net Loss		$ (659)	$ (138,024,675)	$ (37,269)	$ (138,061,944)
Weighted average shares of common stock outstanding, Basic (in shares)		100	100		100
Weighted average shares of common stock outstanding, Diluted (in shares)		100	100		100
Basic net loss per share of common stock (in dollars per share)		$ (6.59)	$ (1,380,246.75)		$ (1,380,619.44)
Diluted net loss per share of common stock (in dollars per share)		$ (6.59)	$ (1,380,246.75)		$ (1,380,619.44)